Capital and reserve (Tables)	12 Months Ended
Jun. 30, 2019
Capital and reserve
Summary of Share capital and share premium

	2017	2018	2019
At June 30 par value USD0.0001‑authorized	1,000,000,000	1,000,000,000	1,000,000,000

-issued and outstanding	411,208,000	412,450,256	412,450,256